Summary of significant accounting policies (Details) - Schedule of useful lives of property, plant and equipment	12 Months Ended
Dec. 31, 2022
Buildings and Structures [Member]
Summary of significant accounting policies (Details) - Schedule of useful lives of property, plant and equipment [Line Items]
Property plant and equipment useful life	50 years
Transportation Equipment [Member]
Summary of significant accounting policies (Details) - Schedule of useful lives of property, plant and equipment [Line Items]
Property plant and equipment useful life	5 years
Office Equipment [Member] | Bottom of range [member]
Summary of significant accounting policies (Details) - Schedule of useful lives of property, plant and equipment [Line Items]
Property plant and equipment useful life	3 years
Office Equipment [Member] | Top of range [member]
Summary of significant accounting policies (Details) - Schedule of useful lives of property, plant and equipment [Line Items]
Property plant and equipment useful life	5 years
Leasehold Equipment Member] | Bottom of range [member]
Summary of significant accounting policies (Details) - Schedule of useful lives of property, plant and equipment [Line Items]
Property plant and equipment useful life	3 years
Leasehold Equipment Member] | Top of range [member]
Summary of significant accounting policies (Details) - Schedule of useful lives of property, plant and equipment [Line Items]
Property plant and equipment useful life	5 years
Other equipment Member]
Summary of significant accounting policies (Details) - Schedule of useful lives of property, plant and equipment [Line Items]
Property plant and equipment useful life	5 years